Summary of Significant Accounting Policies - Research and Development Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Research and development expenses capitalized	$ 0	$ 0	$ 0